Shareholder Fees - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO	Apr. 29, 2023 USD ($)
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none